SHARE-BASED COMPENSATION (Details)		6 Months Ended	12 Months Ended
	May 01, 2024	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Outstanding at Beginning | shares		4,444	4,444
Stock Options, Shares, Granted | shares		0	0
Forfeited | shares		0	0
Stock Option, Shares, Exercised | shares		0	0
Stock Option, Shares, Expired | shares		0	0
Stock Options, Shares, Outstanding at Ending | shares		4,444	4,444
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning | $ / shares		$ 148.50	$ 148.50
Stock Options, Weighted Average Exercise Price Per share, Granted | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per share, Exercised | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per share, Expired | $ / shares		0	0
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Ending | $ / shares		$ 148.50	$ 148.50
Reverse stock split	0.056	0.2